Trade Receivables and Other Current Assets - Disclosure of Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Assets [abstract]
VAT receivables	$ 1,398	$ 3,093
Prepaid expenses and other prepayments	8,171	14,113
Tax and social receivables	46	227
Deferred expenses and other current assets	50	12,210
Total other current assets	$ 9,665	$ 29,643